Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
NOTE 15: EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income attributable to McAfee Corp. for the periods subsequent to the Reorganization Transactions by the weighted average number of shares of Class A common stock outstanding for the same period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period in which the shares were outstanding. Diluted earnings per share has been computed in a manner consistent with that of basic net income per share while giving effect to shares of potentially dilutive common stock that were outstanding during the period.
Prior to the Reorganization Transactions, the FTW capital structure primarily included FTW LLC Units. Certain holders of these units exchanged their FTW LLC units for Class A common stock of the Corporation in the Reorganization Transactions with the remaining FTW LLC Units reflecting RNCI in the Corporation. The completion of the Reorganization Transactions created the Corporation’s current capital structure, which is not reflective of the capital structure of FTW’s business prior to the Reorganization Transactions. Therefore, earnings per share information has not been presented for the three and six months ended June 27, 2020.
Shares of Class B common stock do not share in the earnings or losses attributable to McAfee Corp. and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class
method has not been presented. Shares of Class B common stock are, however, considered potentially dilutive shares of Class A common stock because shares of Class B common stock, together with the related FTW LLC Units, are exchangeable into shares of Class A common stock on a one-for-one
basis.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock for the three and six months ended June 26, 2021, the periods wherein the Corporation had outstanding Class A common stock.

	Three Months Ended			Six Months Ended
(in millions except per share data)	June 26, 2021			June 26, 2021
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Numerator:
Net income attributable to McAfee Corp., basic	$23	$13	$36	$50	$16	$66
Net income attributable to change in ownership percentage due to dilutive equity awards	2	—	2	4	—	4
Less: Provision for income tax expense (1)	—	—	—	—	—	—

Net income attributable to McAfee Corp., diluted	$25	$13	$38	$54	$16	$70

Denominator:
Weighted average shares of Class A common stock outstanding, basic	165.0	165.0	165.0	163.7	163.7	163.7
Dilutive impact of equity awards (2)	17.8	17.8	17.8	15.8	15.8	15.8

Weighted average shares of Class A common stock outstanding, diluted	182.8	182.8	182.8	179.5	179.5	179.5

Earnings per share attributable to McAfee Corp., basic
Earnings per share, basic (3)	$0.14	$0.08	$0.22	$0.31	$0.10	$0.40
Earnings per share attributable to McAfee Corp., diluted
Earnings per share, diluted (4)	$0.14	$0.07	$0.21	$0.30	$0.09	$0.39

(1)	Represents incremental income tax provision we would have recognized due to change in ownership.
(2)	Represents the dilutive impact of equity awards.
(3)	Amounts may not add due to rounding.
(4)
For the three and six months ended June 26, 2021, 271.5 million and 272.7 million weighted average units were excluded from dilution, respectively. The excluded units consist primarily of RNCI that is excluded from dilution because its effects would have been anti-dilutive.

NOTE 17: NET LOSS PER SHARE
Basic net loss per share is computed by dividing net loss attributable to McAfee Corp. for the period subsequent to the Reorganization Transactions by the weighted average number of shares of Class A common stock outstanding for the same period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period in which the shares were outstanding. Diluted net loss per share has been computed in a manner consistent with that of basic net loss per share while giving effect to shares of potentially dilutive common stock that were outstanding during the period.
Prior to the Reorganization Transactions, the FTW capital structure primarily included FTW LLC Units. Certain holders of these units exchanged their FTW LLC units for Class A common stock of the Corporation in the Reorganization Transactions with the remaining FTW LLC Units reflecting RNCI in the Corporation. The completion of the Reorganization Transactions created the Corporation’s current capital structure, which is not reflective of the capital structure of FTW’s business prior to the Reorganization Transactions. Therefore, net loss per unit information has not been presented for the portion of the fiscal year ended prior to the completion of the Reorganization Transactions, or for the fiscal years ended December 28, 2019 and December 29, 2018.
Shares of Class B common stock do not share in the earnings or losses attributable to McAfee Corp. and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per share of Class B common stock under the two-class
method has not been presented. Shares of Class B common stock are, however, considered potentially dilutive shares of Class A common stock because shares of Class B common stock, together with the related FTW LLC Units, are exchangeable into shares of Class A common stock on a one-for-one
basis.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted net loss per share of Class A common stock for the fiscal year ended December 26, 2020. The basic and diluted net loss per share for the year ended December 26, 2020 represents only the period from October 22, 2020 to December 26, 2020, the period wherein the Corporation had outstanding Class A common stock.

(in millions except per share data)	Year Ended
	December 26, 2020
	Continuing Operations	Discontinued Operations	Total
Numerator:
Net loss	$(218)	$(71)	$(289)
Less: Net (income) loss attributable to FTW prior to the Reorganization Transactions	74	(100)	(26)
Less: Net loss attributable to redeemable noncontrolling interests after the Reorganization Transactions	89	108	197

Net loss attributable to McAfee Corp., basic and diluted	$(55)	$(63)	$(118)

Denominator:
Weighted average shares of Class A common stock outstanding, basic and diluted	162.3	162.3	162.3

Earnings (loss) per share attributable to McAfee Corp., basic
Earnings (loss) per share, basic	$(0.34)	$(0.39)	$(0.73)
Earnings (loss) per share attributable to McAfee Corp., diluted
Earnings (loss) per share, diluted (1)	$(0.34)	$(0.39)	$(0.73)

(1)
Excluded from dilution includes a one for one conversion of our RNCI’s 267.1 million LLC units and an exchange of
5.4

million MIUs for their common equivalent of Class A common stock, based on the value of such MIUs relative to their applicable distribution threshold. 25.2 million weighted average units were also excluded from dilution. The excluded shares consist of RSUs, PSUs and stock options that were excluded from dilution because their effects would have been anti-dilutive for the year ended December 26, 2020 and unvested 9.3 million MIUs outstanding with a weighted average unsatisfied distribution threshold of $5.91.